Other Comprehensive Income, Components of Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period, Before tax	$ (6)	$ (37)	$ 83
Net unrealized gains (losses) arising during the period, Tax effect	2	13	(26)
Net unrealized gains (losses) arising during the period, Net of tax	(4)	(24)	57
Reclassification of net gains to net income, Before tax	(10)	0	0
Reclassification of net gains to net income, Tax effect	4	0	0
Reclassification of net gains to net income, Net of tax	(6)	0	0
Net unrealized gains (losses) arising during the period, Before tax	(16)	(37)	83
Net unrealized gains (losses) arising during the period, Tax effect	6	13	(26)
Net unrealized gains (losses) arising during the period, Net of tax	(10)	(24)	57
Securities available for sale:
Net unrealized gains (losses) arising during the period, Before tax	5,143	(588)	2,624
Net unrealized gains (losses) arising during the period, Tax effect	(1,921)	359	(1,134)
Net unrealized gains (losses) arising during the year, Net of tax	3,222	(229)	1,490
Reclassification of net (gains) losses to net income, Before tax	(271)	(696)	77
Reclassification of net (gains) losses to net income, Tax effect	102	262	(29)
Reclassification of net (gains) losses to net income, Net of tax	(169)	(434)	48
Net unrealized gains (losses) arising during the period, Before tax	4,872	(1,284)	2,701
Net unrealized gains (losses) arising during the period, Tax effect	(1,819)	621	(1,163)
Net unrealized gains (losses) arising during the period, Net of tax	3,053	(663)	1,538
Derivatives and hedging activities:
Net unrealized gains arising during the period, Before tax	52	190	750
Net unrealized gains arising during the period, Tax effect	(12)	(85)	(282)
Net unrealized gains arising during the period, Net of tax	40	105	468
Reclassification of net gains on cash flow hedges to net income, Before tax	(388)	(571)	(613)
Reclassification of net gains on cash flow hedges to net income, Tax effect	147	217	234
Reclassification of net gains on cash flow hedges to net income, Net of tax	(241)	(354)	(379)
Net unrealized gains (losses) arising during the period, Before tax	(336)	(381)	137
Net unrealized gains (losses) arising during the period, Tax effect	135	132	(48)
Net unrealized gains (losses) arising during the period, Net of tax	(201)	(249)	89
Defined benefit plans adjustments:
Net actuarial gains (losses) arising during the period, Before tax	(775)	(1,079)	20
Net actuarial gains (losses) arising during the period, Tax effect	290	411	(9)
Net actuarial gains (losses) arising during the period, Net of tax	(485)	(668)	11
Amortization of net actuarial loss and prior service cost to net income, Before tax	144	99	104
Amortization of net actuarial loss and prior service cost to net income, Tax effect	(54)	(38)	(45)
Amortization of net actuarial loss and prior service cost to net income, Net of tax	90	61	59
Net unrealized gains (losses) arising during the period, Before tax	(631)	(980)	124
Net unrealized gains (losses) arising during the period, Tax effect	236	373	(54)
Net unrealized gains (losses) arising during the period, Net of tax	(395)	(607)	70
Other comprehensive income (loss), Before tax	3,889	(2,682)	3,045
Income tax (expense) benefit related to other comprehensive income	(1,442)	1,139	(1,291)
Other comprehensive income (loss), net of tax	2,447	(1,543)	1,754
Less: Other comprehensive income (loss) from noncontrolling interests, net of tax	4	(12)	25
Wells Fargo other comprehensive income (loss), net of tax	2,443	(1,531)	1,729
Total Wells Fargo stockholders' equity [Member]
Defined benefit plans adjustments:
Wells Fargo other comprehensive income (loss), net of tax	2,443	(1,531)	1,729
Noncontrolling interests [Member]
Defined benefit plans adjustments:
Less: Other comprehensive income (loss) from noncontrolling interests, net of tax	$ 4	$ (12)	$ 25